NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Diluted Shares (Details - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Accounting Policies [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		68,163,661
Dilutive Securities, Effect on Basic Earnings Per Share	$ 0	$ 6,614,769